Income Taxes - Corporate Income Taxes Paid Net of Refunds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total income tax paid net of refunds	$ 26.7	$ 5.6	$ 14.7
United Kingdom
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid, foreign, after refund received	24.5	2.3	14.7
Bermuda
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid, foreign, after refund received	2.2	0.0	0.0
Republic of Ireland
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid, foreign, after refund received	$ 0.0	$ 3.3	$ 0.0